Debentures_Changes In Debentures Based On Face Value(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation Of Changes In Debentures Based On Face Value Abstract [Abstract]
Beginning	₩ 45,068,948	₩ 35,020,888
Changes In Debentures Based On Face Value Abstract [Abstract]
Issues	143,628,557	139,702,869
Repayments	(135,540,063)	(129,246,428)
Others	173,811	(408,381)
Ending	53,331,253	45,068,948
Debentures in Korean won
Reconciliation Of Changes In Debentures Based On Face Value Abstract [Abstract]
Beginning	41,334,070	31,153,688
Changes In Debentures Based On Face Value Abstract [Abstract]
Issues	142,409,897	137,569,480
Repayments	(135,155,833)	(127,389,098)
Others	0	0
Ending	48,588,134	41,334,070
Structured debentures
Reconciliation Of Changes In Debentures Based On Face Value Abstract [Abstract]
Beginning	869,294	1,146,300
Changes In Debentures Based On Face Value Abstract [Abstract]
Issues	3,662,797	3,876,080
Repayments	(3,235,231)	(4,153,086)
Others	0	0
Ending	1,296,860	869,294
Subordinated fixed rate debentures in Korean won
Reconciliation Of Changes In Debentures Based On Face Value Abstract [Abstract]
Beginning	2,913,411	3,271,693
Changes In Debentures Based On Face Value Abstract [Abstract]
Issues	600,000	0
Repayments	(75,682)	(358,282)
Others	0	0
Ending	3,437,729	2,913,411
Fixed rate debentures in Korean won
Reconciliation Of Changes In Debentures Based On Face Value Abstract [Abstract]
Beginning	36,823,365	25,627,695
Changes In Debentures Based On Face Value Abstract [Abstract]
Issues	136,987,100	133,283,400
Repayments	(131,606,920)	(122,087,730)
Others	0	0
Ending	42,203,545	36,823,365
Floating rate debentures in Korean won
Reconciliation Of Changes In Debentures Based On Face Value Abstract [Abstract]
Beginning	728,000	1,108,000
Changes In Debentures Based On Face Value Abstract [Abstract]
Issues	1,160,000	410,000
Repayments	(238,000)	(790,000)
Others	0	0
Ending	1,650,000	728,000
Debentures in foreign currencies
Reconciliation Of Changes In Debentures Based On Face Value Abstract [Abstract]
Beginning	3,734,878	3,867,200
Changes In Debentures Based On Face Value Abstract [Abstract]
Issues	1,218,660	2,133,389
Repayments	(384,230)	(1,857,330)
Others	173,811	(408,381)
Ending	4,743,119	3,734,878
Floating rate debentures
Reconciliation Of Changes In Debentures Based On Face Value Abstract [Abstract]
Beginning	1,371,392	1,063,480
Changes In Debentures Based On Face Value Abstract [Abstract]
Issues	725,638	1,338,239
Repayments	(384,230)	(911,936)
Others	79,068	(118,391)
Ending	1,791,868	1,371,392
Fixed rate debentures
Reconciliation Of Changes In Debentures Based On Face Value Abstract [Abstract]
Beginning	2,363,486	2,803,720
Changes In Debentures Based On Face Value Abstract [Abstract]
Issues	493,022	795,150
Repayments	0	(945,394)
Others	94,743	(289,990)
Ending	₩ 2,951,251	₩ 2,363,486